Share-Based Compensation (Summary Of The Company's SAR Activity) (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	892,004	708,840	359,605
Weighted average exercise price, Outstanding Beginning Balance	$ 12.74	$ 12.85	$ 12.42
Weighted average remaining contractual life	7 years 1 month 6 days	8 years 1 month 6 days	8 years 9 months 18 days	9 years 3 months 18 days
Number of shares, granted	0	183,164	349,235
Weighted average exercise price, SARs exercised	$ 12.42
Number of shares, SARs exercised	(3,370)
Weighted average exercise price, SARs granted		$ 12.28	$ 13.30
Number of shares, Outstanding, Ending Balance	888,634	892,004	708,840
Weighted average exercise price, Outstanding Ending balance	$ 12.74	$ 12.74	$ 12.85
Number of shares, Exercisable	650,116
Weighted average exercise price , Exercisable	$ 12.72
Weighted average remaining contractual life , Exercisable	6 years 9 months 18 days